Form 5500, Schedule H, Part IV, Line 4(i) Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	41-2015217
Plan number	001
Participant loans, current value	$ 1,611,115
Participant loans, cost	0
Asset held for investment	257,523,403
Investment, Identifier [Axis]: Collective trust funds| Prudential| Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	2,059,033
Investment, Identifier [Axis]: Collective trust funds| Union Bank and Trust Company| Morley Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	1,978,692
Investment, Identifier [Axis]: Collective trust funds| Vanguard| Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	568,917
Investment, Identifier [Axis]: Collective trust funds| Vanguard| Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	2,953,520
Investment, Identifier [Axis]: Collective trust funds| Vanguard| Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	10,395,498
Investment, Identifier [Axis]: Collective trust funds| Vanguard| Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	12,269,543
Investment, Identifier [Axis]: Collective trust funds| Vanguard| Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	13,314,586
Investment, Identifier [Axis]: Collective trust funds| Vanguard| Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	30,463,895
Investment, Identifier [Axis]: Collective trust funds| Vanguard| Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	33,428,634
Investment, Identifier [Axis]: Collective trust funds| Vanguard| Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	37,114,282
Investment, Identifier [Axis]: Collective trust funds| Vanguard| Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	18,064,883
Investment, Identifier [Axis]: Collective trust funds| Vanguard| Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	6,469,746
Investment, Identifier [Axis]: Collective trust funds| Vanguard| Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	189,844
Investment, Identifier [Axis]: Collective trust funds| Vanguard| Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	1,275,476
Investment, Identifier [Axis]: Mutual funds| Fidelity| Institutional 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	31,661,967
Investment, Identifier [Axis]: Mutual funds| Fidelity| MFS Research International Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	6,054,830
Investment, Identifier [Axis]: Mutual funds| Fidelity| MFS Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	4,633,621
Investment, Identifier [Axis]: Mutual funds| Fidelity| Mid-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	7,262,551
Investment, Identifier [Axis]: Mutual funds| Fidelity| Small Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	3,534,899
Investment, Identifier [Axis]: Mutual funds| Fidelity| Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	405,166
Investment, Identifier [Axis]: Mutual funds| Fidelity| Small Cap Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	3,140,478
Investment, Identifier [Axis]: Mutual funds| Fidelity| Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	2,289,161
Investment, Identifier [Axis]: Mutual funds| Fidelity| US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	2,444,609
Investment, Identifier [Axis]: Mutual funds| J.P. Morgan| Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	12,657,101
Investment, Identifier [Axis]: Mutual funds| John Hancock| Disciplined Value Mid-Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	53,231
Investment, Identifier [Axis]: Mutual funds| PIMCO| Income Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	359,156
Investment, Identifier [Axis]: Mutual funds| Principal| Mid-Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	154,919
Investment, Identifier [Axis]: SPS Commerce, Inc.| Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	10,714,050
Common collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	170,546,549
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	$ 74,651,689
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%